Financial Assets and Financial Liabilities (Summary of Financial Instruments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Trade receivables	¥ 113,163	¥ 120,739
Other receivables	18,101	26,101
Amounts due from related parties excluded prepayments	1,065,539	1,521,187
Cash and cash equivalents	6,916,408	7,449,699	¥ 8,741,893	¥ 7,504,266
Time deposits with financial banks	11,092,283	5,020,073
Financial assets at fair value through other comprehensive income	1,212,114	1,545,921
Financial assets at fair value through profit or loss	0	3,318,407
Derivative financial assets	0	263
Total finanical assets	20,417,608	19,002,390
Financial liabilities
Borrowings	1,548,000	1,547,600
Short-term bonds	3,017,811	0
Trade payables	1,294,138	2,142,402
Other payables	1,499,749	747,133
Bills payables	26,196	673,900
Amounts due to related parties excluded contract liabilities	3,655,724	5,708,394
Lease liabilities	12,471	22,043
Derivative financial liabilities	0	799
Total financial liabilities	¥ 11,054,089	¥ 10,842,271